Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Increase in profit or loss, Risk adjusted discount rate	$ 179	$ 144
Decrease in Profit or loss, Risk adjusted discount rate	$ (185)	$ (149)